Employee benefit plans (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans [Abstract]
Contributions related to plan and recognized expense	$ 100	$ 0
Maximum [Member]
Employee Benefit Plans [Abstract]
Percentage of 100% participant contributions matched	3.00%
Percentage of 50% participant contributions matched	5.00%